Marketable securities, Overall Movement through OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Overall movement through OCI [Abstract]
Revaluation adjustments	$ (85)	$ (107)	$ (94)
Movement of ECL on assets measured at FVOCI	(42)	(66)	(1)
Movement on marketable securities through OCI	$ (127)	$ (173)	$ (95)
Bottom of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	0.63%	0.25%
Top of Range [Member]
Overall movement through OCI [Abstract]
Marketable securities at FVOCI interest rates	2.60%	3.35%